Offerings - Offering: 1	Nov. 06, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share, reserved for issuance pursuant to the ExlService Holdings, Inc. 2018 Omnibus Incentive Plan (the "Plan")
Amount Registered | shares	5,172,500
Proposed Maximum Offering Price per Unit	41.52
Maximum Aggregate Offering Price	$ 214,762,200.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 32,880.09
Offering Note	(1) In the event of a stock split, stock dividend or similar transaction involving the Registrant's common stock, $0.001 par value per share, the number of shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) Represents shares of common stock available for future issuance under the Plan by reason of additional shares made available for issuance pursuant to the Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and low prices of the Registrant's common stock on The Nasdaq Global Select Market on November 1, 2024.